Discontinued Operations And Other Dispositions (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Property, plant and equipment, at cost	$ 128,463	$ 299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill		12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061
Long-term debt, excluding current portion		40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171
Net assets	$ 62,786	$ 125,890